Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	At December 31,
	2018	2019	2020
	(in thousands)
Cash at banks	$4,577	$2,591	$7,567
Cash equivalents	7,509	11,507	7
Short-term deposits	—	—	10,900
Cash, cash equivalents and deposits	$12,086	$14,098	$18,474
Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2018	2019	2020
	(in thousands)
U.S. dollar denominated accounts	$4,411	$13,702	$18,135
Euro denominated accounts	7,545	301	154
GBP denominated accounts	30	37	76
SGP denominated accounts	53	12	44
NIS denominated accounts	21	19	14
RMB denominated accounts	7	11	29
Other currencies denominated accounts	19	16	22
Cash, cash equivalents and deposits	$12,086	$14,098	$18,474